Related parties (Tables) - Boa Vista Servicos S.A [member]	7 Months Ended
Aug. 07, 2023
Disclosure of transactions between related parties [line items]
Summary of Current Asset and Current Liabilities of Related Party

		Current assets
		August 7,	December 31,
Related parties	Nature	2023	2022
Associação Comercial de São Paulo	(a)	—	2
Acordo Certo Ltda.	(b)	1,245	—

Total		1,245	2

			Current liabilities
		August 7,	December 31,
Related parties	Nature	2023	2022
Acordo Certo Ltda.	(b)	145	—

Total		145	—

(a)	Relates to the rendering of data consultation services.
(b)	Refers to cost-sharing.

Summary of Statement of Profit and Loss of Related Party

Statements of profit or loss
		August 7, 2023		December 31, 2022
			Costs and		Costs and
Company	Nature	Revenue	expenses	Revenue	expenses
Associação Comercial de São Paulo	(a)	1,323	—	2,153	—
(a)	Relates to the rendering of data consultation services.
(b)	Refers to cost-sharing.

Summary of Information about Key Management Personnel

	August 7,	December 31,
	2023	2022
Annual fixed remuneration	7,769	9,744
Variable remuneration - Profit sharing program	5,122	3,419

Total remuneration	12,891	13,163

	August 7,	December 31,
	2023	2022
Restricted shares plan	457	611

Total	457	611